Fees Summary	May 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,727,500
Previously Paid Amount	0
Total Fee Amount	9,144.29
Total Offset Amount	0
Net Fee	$ 9,144.29